21. TRADE AND OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Accounts Payable Tables Abstract
Summary of trade and other accounts payables
	Total current
	As of December 31,	As of December 31,
	2018	2017
	ThCh$	ThCh$
Trade payables	77,866,660	76,352,397
Notes payable	65,459	—
Other payables	24,847,220	28,170,980
Dividends payable	9,568,334	8,990,455
Withholdings	11,985,808	7,239,950
Total	124,333,481	120,753,782

Details of suppliers with current payments
			Amounts per payment date					Average
								payment
Type of supplier	Up to 30 days	31-60	61-90	91-120	121-365	366 and thereafter	Total ThCh$	period (days)
Products	16,609,206	2,123,988	1,004,511	2,173,360	3,832,314	81,174	25,824,553	59
Services	5,843,091	512,722	68,130	332,340	130,310	0	6,886,593	47
Other	1,211,324	75,555	93,594	58,140	13,971,897	0	15,410,510	86
Total ThCh$	23,663,621	2,712,265	1,166,235	2,563,840	17,934,521	81,174	48,121,656

			Amounts per payment date					Average
								payment
Type of supplier	Up to 30 days	31-60	61-90	91-120	121-365	366 and thereafter	Total ThCh$	period (days)
Products	20,809,989	4,687,050	2,809,968	908,032	5,558,560	24,714	34,798,313	64
Services	12,983,543	2,683,104	1,471,827	209,566	885,630	—	18,233,670	45
Other	1,422,683	396,614	318,939	405,099	986,143	27,354	3,556,832	37
Total ThCh$	35,216,215	7,766,768	4,600,734	1,522,697	7,430,333	52,068	56,588,815

Details of suppliers with amounts past due
Type of			Amount per past due dates
supplier	Up to 30 days	31-60	61-90	91-120	121-180	181 and thereafter	Total ThCh$
Products	4,732,488	8,048,051	247,074	757,968	1,718,073	1,577,728	17,081,382
Services	10,018,194	650,821	120,966	57,378	375,522	1,134,982	12,357,863
Other	120,633	26,688	12,314	16,931	6,467	122,726	305,759
Total ThCh$	14,871,315	8,725,560	380,354	832,277	2,100,062	2,835,436	29,745,004

Type of			Amount per past due dates
supplier	Up to 30 days	31-60	61-90	91-120	121-180	181 and thereafter	Total ThCh$
Products	3,823,975	521,078	50,247	625,877	432,589	9,516,798	14,970,564
Services	1,780,743	663,287	225,257	638,020	233,965	646,145	4,187,417
Other	386,741	28,890	10,188	3,684	48,821	127,277	605,601
Total ThCh$	5,991,459	1,213,255	285,692	1,267,581	715,375	10,290,220	19,763,582